UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number: 811-04049

Deutsche Income Trust

(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154

(Address of principal executive offices) (Zip code)

Paul Schubert

60 Wall Street

New York, NY 10005

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 250-3220

Date of fiscal year end: 9/30

Date of reporting period: 6/30/16

ITEM 1.	SCHEDULE OF INVESTMENTS

Consolidated Investment Portfolio                         as of June 30, 2016 (Unaudited)

Deutsche Global Inflation Fund

		Principal Amount ($) (a)	Value ($)
Government & Agency Obligations 95.3%
Sovereign Bonds 12.0%
Japanese Government CPI Linked Bond, Series 21, 0.1%, 3/10/2026	JPY	597,288,000	6,197,589
Spain Government Inflation Linked Bond, REG S, 144A, 1.8%, 11/30/2024	EUR	4,002,080	4,930,189
			11,127,778
U.S. Treasury Obligations 83.3%
U.S. Treasury Bond, 2.5%, 5/15/2046		1,640,000	1,708,995
U.S. Treasury Floating Rate Notes:
0.313% *, 10/31/2016 (b)		350,000	350,013
0.344% *, 1/31/2017 (b)		400,000	400,087
U.S. Treasury Inflation-Indexed Bonds:
0.625%, 2/15/2043		2,601,082	2,531,685
0.75%, 2/15/2042		3,175,970	3,182,214
0.75%, 2/15/2045		2,031,730	2,040,381
2.0%, 1/15/2026		2,410,508	2,835,767
3.375%, 4/15/2032		539,096	789,495
3.875%, 4/15/2029		2,255,545	3,248,688
U.S. Treasury Inflation-Indexed Notes:
0.125%, 4/15/2017		2,822,683	2,840,251
0.125%, 4/15/2018		1,862,784	1,890,435
0.125%, 4/15/2019		2,766,720	2,825,189
0.125%, 4/15/2020		10,889,510	11,139,348
0.125%, 1/15/2022		3,117,973	3,177,735
0.125%, 7/15/2022		3,474,502	3,552,768
0.125%, 1/15/2023		3,109,680	3,150,899
0.125%, 7/15/2024		4,533,641	4,579,213
0.25%, 1/15/2025		3,201,700	3,250,475
0.375%, 7/15/2023		3,084,360	3,189,059
0.375%, 7/15/2025		3,530,437	3,635,249
0.625%, 7/15/2021		3,258,498	3,429,357
0.625%, 1/15/2026		3,020,088	3,180,255
1.0%, 2/15/2046 (c)		1,009,620	1,089,969
1.125%, 1/15/2021		3,226,061	3,450,456
1.375%, 7/15/2018 (c)		2,751,213	2,885,442
U.S. Treasury Note, 1.0%, 8/31/2016 (b) (d)		3,140,000	3,143,636
			77,497,061
Total Government & Agency Obligations (Cost $85,788,214)			88,624,839
Mortgage-Backed Securities Pass-Throughs 0.0%
Federal National Mortgage Association, 9.0%, 3/1/2020 (Cost $8,546)		7,769	7,802
Asset-Backed 0.2%
Home Equity Loans
NovaStar Mortgage Funding Trust, "M3", Series 2004-3, 1.503% *, 12/25/2034 (Cost $219,964)		232,459	231,018
Short-Term U.S. Treasury Obligations 2.1%
U.S. Treasury Bills:
0.345% **, 8/11/2016 (e)		501,000	500,884
0.44% **, 12/1/2016 (e)		270,000	269,673
0.345% **, 8/11/2016 (e)		1,150,000	1,149,733
Total Short-Term U.S. Treasury Obligations (Cost $1,919,846)			1,920,290
		Shares	Value ($)
Securities Lending Collateral 4.4%
Daily Assets Fund "Capital Shares", 0.51% (f) (g) (Cost $4,071,150)		4,071,150	4,071,150
Cash Equivalents 9.9%
Deutsche Central Cash Management Government Fund, 0.44% (f) (Cost $9,238,937)		9,238,937	9,238,937
		% of Net Assets	Value ($)
Total Consolidated Investment Portfolio (Cost $101,246,657) †		111.9	104,094,036
Other Assets and Liabilities, Net		(11.9)	(11,082,056)
Net Assets		100.0	93,011,980

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Floating rate securities’ yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury Bill rate. These securities are shown at their current rate as of June 30, 2016.
**	Annualized yield at time of purchase; not a coupon rate.
†	The cost for federal income tax purposes was $101,861,586. At June 30, 2016, net unrealized appreciation for all securities based on tax cost was $2,232,450. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $2,848,410 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $615,960.
(a)	Principal amount stated in U.S. dollars unless otherwise noted.
(b)	At June 30, 2016, this security has been pledged, in whole or in part, as collateral for open over-the-counter derivatives.
(c)	All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at June 30, 2016 amounted to $3,975,411, which is 4.3% of net assets.
(d)	At June 30, 2016, this security has been pledged, in whole or in part, to cover initial margin requirements for open centrally cleared swap contracts.
(e)	At June 30, 2016, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(f)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(g)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
CPI: Consumer Price Index
REG S: Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
At June 30, 2016, open futures contracts purchased were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized Appreciation (Depreciation) ($)

3 Month Euro Euribor Interest Rate Futures	EUR	6/19/2017	6	1,670,784	1,207
3 Month Euro Swiss Franc (Euroswiss) Interest Rate Futures	CHF	6/19/2017	8	2,070,456	3,482
3 Month Euroyen Futures	JPY	6/19/2017	8	1,938,217	(775)
90 Day Eurodollar	USD	6/19/2017	8	1,985,400	5,350
90 Day Sterling Interest Rate Futures	GBP	6/21/2017	10	1,658,570	4,493
ASX 90 Day Bank Accepted Bills	AUD	6/8/2017	10	7,426,504	914
Gold 100 Oz Futures	USD	8/29/2016	10	1,320,600	(6,312)
Total net unrealized appreciation					8,359

At June 30, 2016, open written options contracts were as follows:

Options on Interest Rate Swap Contracts
	Swap Effective/ Expiration Date	Contract Amount	Option Expiration Date	Premiums Received ($)	Value ($) (h)
Put Options
Pay Fixed - 1.344% - Receive Floating - 3-Month LIBOR	6/12/2017 6/8/2047	10,000,0001	6/8/2017	174,000	(252,833)
Pay Fixed - 2.0% - Receive Floating - 3-Month LIBOR	8/15/2016 8/15/2046	5,600,0001	8/11/2016	107,520	(258,661)
Pay Fixed - 2.22% - Receive Floating - 3-Month LIBOR	7/13/2016 7/13/2046	5,600,0002	7/11/2016	105,280	(497,361)
Total				386,800	(1,008,855)

(h)	Unrealized depreciation on written options on interest rate swap contracts at June 30, 2016 was $622,055.

At June 30, 2016, open interest rate swap contracts were as follows:

Centrally Cleared Swaps
Effective/ Expiration Date	Notional Amount ($)	Cash Flows Paid by the Fund	Cash Flows Received by the Fund	Value ($)	Unrealized Appreciation ($)

9/21/2016 9/21/2017	6,600,000	Floating — 3-Month LIBOR	Fixed — 1.25%	36,632	10,400
9/21/2016 9/21/2021	5,000,000	Floating — 3-Month LIBOR	Fixed — 2.0%	240,936	62,367
9/21/2016 9/21/2026	8,000,000	Floating — 3-Month LIBOR	Fixed — 2.25%	645,075	130,846
9/21/2016 9/21/2036	970,000	Floating — 3-Month LIBOR	Fixed — 2.5%	128,121	55,359
9/21/2016 9/21/2046	9,620,000	Floating — 3-Month LIBOR	Fixed — 2.75%	2,124,687	619,868
Total unrealized appreciation				878,840

Each commodity linked swap is a commitment to receive the total return of the specified commodity linked index in exchange for a fixed financing rate. At June 30, 2016, open commodity-linked swap contracts were as follows:
Bilateral Swaps
Expiration Date	Notional Amount ($)	Pay/Receive Returnof the Reference Index	Value ($) (i)

Long Positions
7/15/2016	80,000[3]	Bloomberg Commodity Index	58
7/15/2016	70,000[4]	Bloomberg Commodity Index	52
7/15/2016	110,000[5]	Bloomberg Commodity Index	81
7/15/2016	30,000[6]	Bloomberg Commodity Index	21
7/15/2016	60,000[6]	Bloomberg Commodity Index	44
7/15/2016	100,000[2]	Bloomberg Commodity Index	73
7/15/2016	30,000[2]	Bloomberg Commodity Index	21
7/15/2016	20,000[2]	Bloomberg Commodity Index	15
7/15/2016	60,000[2]	Bloomberg Commodity Index	44
7/15/2016	80,000[2]	Bloomberg Commodity Index	59
7/15/2016	70,000[2]	Bloomberg Commodity Index	51
7/15/2016	40,000[2]	Bloomberg Commodity Index	29
7/15/2016	100,000[2]	Bloomberg Commodity Index	73
7/15/2016	40,000[2]	Citi Custom Beta 01	73
8/16/2016	1,000,000[7]	JPMorgan Ex-Front Month Lean Hogs Excess Return Index	71,723
7/15/2016	10,000[2]	JPMorgan Ranked Alpha Basket Index	(57)
7/15/2016	10,000[2]	JPMorgan Seasonal Spread Explorer	269
7/15/2016	30,000[3]	Merrill Lynch Enhanced Benchmark - A Pre Roll Excess Return Index	21
7/15/2016	40,000[6]	Modified Strategy D177 on the Bloomberg Commodity Index	49
7/15/2016	50,000[2]	Societe Generale Commodity Index	97
7/15/2016	12,000[8]	UBS Custom Commodity Index	16
Short Positions
7/15/2016	100,000[5]	Bloomberg Commodity Index 3 Month Forward	(285)
7/15/2016	50,000[3]	Bloomberg Commodity Index 3 Month Forward	(142)
7/15/2016	20,000[2]	Bloomberg Commodity Index 3 Month Forward	(56)
7/15/2016	20,000[3]	Bloomberg Commodity Index 3 Month Forward	(56)
8/16/2016	1,000,000[7]	Bloomberg Commodity Index Lean Hog Subindex	(50,966)
Total net unrealized appreciation		21,307

(i)	There are no upfront payments on the commodity-linked swaps listed above, therefore unrealized appreciation (depreciation) is equal to their value.

Counterparties:

1	Nomura International PLC
2	Citigroup, Inc.
3	Barclays Bank PLC
4	Bank of America
5	BNP Paribas
6	Goldman Sachs & Co.
7	JPMorgan Chase Securities, Inc.
8	UBS AG
LIBOR: London Interbank Offered Rate; 3-Month LIBOR rate at June 30, 2016 is 0.65%.
As of June 30, 2016, the Fund had the following open forward foreign currency exchange contracts:

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation ($)	Counterparty
USD	4,915,452	EUR	4,448,011	7/1/2016	20,727	Barclays Bank PLC
JPY	320,410,675	USD	3,130,784	7/1/2016	27,983	Societe Generale
CAD	1,988,551	AUD	2,100,000	7/4/2016	26,994	Societe Generale
AUD	2,100,000	CAD	2,082,570	7/4/2016	45,779	Macquarie Bank Ltd.
AUD	2,100,000	USD	1,577,898	7/6/2016	11,778	Australia & New Zealand Banking Group Ltd.
CAD	2,082,570	USD	1,626,690	7/6/2016	14,724	Macquarie Bank Ltd.
USD	684,211	BRL	2,600,000	7/8/2016	124,450	Macquarie Bank Ltd.
USD	3,618,004	JPY	402,000,000	8/2/2016	278,200	Barclays Bank PLC
EUR	3,203,869	USD	3,711,320	8/2/2016	152,191	Barclays Bank PLC
USD	3,944,331	JPY	422,584,222	8/12/2016	152,642	Barclays Bank PLC
EUR	3,560,000	USD	3,981,844	8/26/2016	23,847	Societe Generale
USD	8,628,459	JPY	900,000,000	9/21/2016	109,867	Canadian Imperial Bank of Commerce
USD	4,954,531	EUR	4,450,000	10/3/2016	271	Citigroup, Inc.
Total unrealized appreciation					989,453
Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Depreciation ($)	Counterparty
USD	1,598,940	AUD	2,100,000	7/6/2016	(32,820)	Australia & New Zealand Banking Group Ltd.
USD	1,653,227	CAD	2,082,570	7/6/2016	(41,261)	Macquarie Bank Ltd.
BRL	2,600,000	USD	720,222	7/8/2016	(88,439)	Macquarie Bank Ltd.
USD	3,663,169	EUR	3,203,869	8/2/2016	(104,040)	Barclays Bank PLC
JPY	402,000,000	USD	3,774,606	8/2/2016	(121,598)	Societe Generale
JPY	422,584,222	USD	3,907,310	8/12/2016	(189,664)	Societe Generale
USD	4,017,819	EUR	3,560,000	8/26/2016	(59,821)	Societe Generale
JPY	900,000,000	USD	8,659,008	9/21/2016	(79,317)	Canadian Imperial Bank of Commerce
USD	8,833,055	JPY	900,000,000	9/26/2016	(92,723)	Bank of America
JPY	450,000,000	USD	4,260,900	9/26/2016	(109,267)	Barclays Bank PLC
JPY	450,000,000	USD	4,259,750	9/26/2016	(110,416)	Canadian Imperial Bank of Commerce
EUR	4,450,000	USD	4,949,935	10/3/2016	(4,867)	Societe Generale
GBP	7,000,000	USD	9,281,300	10/5/2016	(45,986)	Barclays Bank PLC
Total unrealized depreciation					(1,080,219)

Currency Abbreviations

AUD	Australian Dollar	EUR	Euro
BRL	Brazilian Dollar	GBP	British Pound
CAD	Canadian Dollar	JPY	Japanese Yen
CHF	Swiss Franc	USD	United States Dollar

Investment in Subsidiary

The Fund may seek exposure to the commodities markets by investing a portion of its assets in a wholly owned subsidiary organized under the laws of the Cayman Islands (the "Subsidiary"). Among other investments, the Subsidiary may invest in commodity-linked derivative instruments such as swaps and futures contracts. The Subsidiary may also invest in debt securities, some of which are intended to serve as margin or collateral for the Subsidiary's derivative positions. As of June 30, 2016, the Fund held $2,020,820 in the Subsidiary, representing 2.2% of the Fund's net assets. The Fund’s Investment Portfolio has been consolidated and includes the accounts of the Fund and the Subsidiary.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2016 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Fixed Income Investments
Government & Agency Obligations	$—	$88,624,839	$—	$88,624,839
Mortgage-Backed Securities Pass-Throughs	—	7,802	—	7,802
Asset-Backed	—	231,018	—	231,018
Short-Term U.S. Treasury Obligation	—	1,920,290	—	1,920,290
Short-Term Investments (j)	13,310,087	—	—	13,310,087
Derivatives (k)
Futures Contracts	15,446	—	—	15,446
Interest Rate Swap Contracts	—	878,840	—	878,840
Commodity-Linked Swap Contracts	—	72,869	—	72,869
Forward Foreign Currency Exchange Contracts	—	989,453	—	989,453
Total	$13,325,533	$92,725,111	$—	$106,050,644
Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (k)
Futures Contracts	$(7,087)	$—	$—	$(7,087)
Written Options	—	(1,008,855)	—	(1,008,855)
Commodity-Linked Swap Contracts	—	(51,562)	—	(51,562)
Forward Foreign Currency Exchange Contracts	—	(1,080,219)	—	(1,080,219)
Total	$(7,087)	$(2,140,636)	$—	$(2,147,723)

There have been no transfers between fair value measurement levels during the period ended June 30, 2016.

(j)	See Consolidated Investment Portfolio for additional detailed categorizations.
(k)	Derivatives include unrealized appreciation (depreciation) on open futures contracts, interest rate swap contracts, commodity-linked swap contracts, forward foreign currency exchange contracts, and written options, at value.

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of June 30, 2016 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Futures	Swaps	Forward Currency Contracts	Options
Commodity Contracts	$ (6,312)	$ 21,307	$ —	$ —
Foreign Exchange Contracts	$ —	$ —	$ (90,766)	$ —
Interest Rate Contracts	$ 14,671	$ 878,840	$ —	$ (622,055)

ITEM 2.	CONTROLS AND PROCEDURES

(a) The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Deutsche Global Inflation Fund, a series of Deutsche Income Trust

By:	/s/Brian E. Binder Brian E. Binder President

Date:	August 22, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	August 22, 2016

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	August 22, 2016